Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Sales by Company-operated restaurants	$ 3,504,302	$ 3,859,883	$ 3,634,371
Revenues from franchised restaurants	146,763	173,427	163,023
Total revenues	3,651,065	4,033,310	3,797,394
Company-operated restaurant expenses:
Food and paper	(1,243,907)	(1,350,515)	(1,269,146)
Payroll and employee benefits	(734,093)	(814,112)	(753,120)
Occupancy and other operating expenses	(997,065)	(1,055,188)	(984,004)
Royalty fees	(173,663)	(188,885)	(180,547)
Franchised restaurants – occupancy expenses	(63,939)	(63,273)	(56,057)
General and administrative expenses	(272,065)	(317,745)	(314,619)
Other operating expenses, net	(95,476)	(15,070)	(3,261)
Total operating costs and expenses	(3,580,208)	(3,804,788)	(3,560,754)
Operating income	70,857	228,522	236,640
Net interest expense	(72,750)	(88,156)	(54,247)
Loss from derivative instruments	(685)	(4,141)	(891)
Foreign currency exchange results	(74,117)	(38,783)	(18,420)
Other non-operating income (expenses), net	146	(848)	(2,119)
(Loss) income before income taxes	(76,549)	96,594	160,963
Income tax expense	(32,479)	(42,722)	(46,375)
Net (loss) income	(109,028)	53,872	114,588
Less: Net income attributable to non-controlling interests	(305)	(18)	(256)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	$ (109,333)	$ 53,854	$ 114,332
(Loss) earnings per share information:
Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$ (0.52)	$ 0.26	$ 0.55
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc.	$ (0.52)	$ 0.26	$ 0.55